SHORT-TERM AND LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2019
SHORT-TERM AND LONG TERM BORROWINGS
SHORT-TERM AND LONG-TERM BORROWINGS

14. SHORT‑TERM AND LONG‑TERM BORROWINGS

The following table presents short‑term and long‑term borrowings from commercial banks or other institutions as of December 31, 2018 and 2019. Short‑term borrowings include borrowings with maturity terms shorter than one year and the current portion of the long‑term borrowings.

	Fixed annual		December 31,	December 31,
Funding Partners	interest rate	Term	2018	2019
			RMB	RMB
Short-term borrowings	8.2%	within 12 months	325,715	111,122
Current portion of long-term borrowings	5.9% - 9.8%	mature in 2020	298,873	152,303
Long-term borrowings	5.0% - 6.7%	2 - 4 years	481,801	241,026
			1,106,389	504,451

Long‑term borrowings of RMB8.0 million and current portion of long‑term borrowings of RMB152.3 million were secured by loan recognized as a result of payment under the guarantee of RMB435.3 million as at December 31, 2019 (Note 6).

Short-term borrowings of RMB 111.1 million were secured by financial lease receivable – car dealers of RMB 130.6 million (Note 10).

The weighted average interest rate for the outstanding borrowings was approximately 6.5% and 6.1% as of December 31, 2018 and 2019, respectively.